Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2026
Trade and Other Receivables [Abstract]
Trade and Other Receivables
	2026 $’000	2025 $’000
Trade receivables(1)	49,485	15,081
GST/QST receivable from taxation authorities	4,103	6,396
Other receivables – provisional pricing adjustments (2)	–	103
Other receivables	689	158
Total trade and other receivables (3)	54,277	21,738
Comprising:
Current	54,277	21,738
Non-current	–	–

(1)	The amount relating to contract balances as at 30 June 2026 is $49.5 million (2025: $15.1 million).
(2)	Refer Note 5 (a) for details on provisional pricing adjustments.
(3)	Net of allowances for expected credit losses of $1.1 million (2025: $1.1 million).